Investments under Equity Method	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Investments under Equity Method
10.	INVESTMENTS UNDER EQUITY METHOD

The Company’s investments in and equity in the earnings (losses) of its equity method investees is as follows for the years ended December 31, 2012 and 2013:

	The Investment Trust Plan (RMB)	Huainan Ninetowns (RMB)	Shouchuang Caifu Ninetowns (RMB)	Shouchuang Caifu Gengyin (RMB)	Shouchuang Huaxia Ninetowns Real Estate (RMB)	Beijing Juxin Fugao (RMB)	Total (RMB)	Total (US$)
Investment balance at January 1, 2012	161,475	10,164	53,000	5,940	—	—	230,579	38,089
Investment contributions	—	—	12,000	13,960	700	132	26,792	4,426
Equity earnings (losses)	—	(48)	(254)	(66)	(401)	(88)	(857)	(142)
Termination of the Investment Trust Plan and Transfer of the underlying Real Estate to the Company	(161,475)	(10,116)	—	—	—	—	(171,591)	(28,345)

Investment balance at December 31, 2012	—	—	64,746	19,834	299	44	84,923	14,028

Equity losses	—	—	(117)	(3)	(299)	(44)	(463)	(76)

Investment balance at December 31, 2013	—	—	64,629	19,831	—	—	84,460	13,952

At December 31, 2013, there are no significant differences between the carrying amounts of the Company’s equity investments and the underlying equity in the investees’ net assets.

The Investment Trust Plan and Huainan Ninetowns:

In April 2011, the Company acquired the land use rights for a plot of undeveloped land permitted for mixed-use and located in Huainan, Anhui Province of China. In June 2011, the Company, through its subsidiaries, entered into a series of agreements with respect to certain financing arrangements for the “Smarter Town” project to be developed by Huainan Huacheng, the project company. Pursuant to such agreements, the “2011 Zhongcheng Trust Huainan Ninetowns Investment Trust Plan” (“the Investment Trust Plan”) was organized.

In February 2012, the Investment Trust Plan was terminated due to the delay in the development schedule of the “Smarter Town” project. As a result of the termination, Beijing Ninetowns Ports has a 100% equity interest in Huainan Ninetowns. In addition, Huainan Huacheng repaid the debt of RMB160 million plus interest of approximately RMB13 million to Zhongcheng. Interest expense related to the Investment Trust Plan during the years ended December 31, 2011 and 2012 was approximately RMB11 million and RMB2 million, respectively. The Company intends to continue the development of the “Smarter Town” project and may seek other alternative financing options in the future.

Subsequent to the termination of the Investment Trust Plan in 2012, the land use rights of approximately RMB156.8 million previously recorded in the Trust, were transferred to real estate under development.

Shouchuang Caifu Ninetowns and Shouchuang Caifu Gengyin:

On October 21, 2011, Beijing Ronghe Zhihui, the Company’s wholly-owned subsidiary, entered into a partnership agreement with Shouchuang Huaxia (Tianjin) Equity Investment Fund Management Co., Ltd. (“Shouchuang Huaxia”) and Shouchuang Caifu Gengyin (Tianjin) Equity Investment Fund Limited Partnership (“Shouchuang Caifu Gengyin”). Pursuant to the partnership agreement, Beijing Ronghe Zhihui and Shouchuang Caifu Gengyin, as the limited partners, and Shouchuang Huaxia, as the general partner, established Shouchuang Caifu Ninetowns (Tianjin) Equity Investment Fund Limited Partnership (“Shouchuang Caifu Ninetowns”), as a limited partnership based in Tianjin, China.

Shouchuang Caifu Ninetowns’s initial capital was expected to be RMB110 million. Through December 31, 2011, Shouchuang Caifu Gengyin and Shouchuang Huaxia each contributed RMB10 million and Beijing Ronghe Zhihui, who is expected to contribute a total of RMB90 million, contributed RMB53 million.

In September 2012, Beijing Ronghe Zhihui contributed an additional of RMB22 million (US$4 million) to Shouchuang Caifu Ninetowns.

In November 2012, Shouchuang Caifu Gengyin contributed an addition of RMB10 million (US$2 million) to Shouchang Caifu Ninetowns, which increased its investment in Shouchuang Caifu Ninetowns to RMB20 million (US$3 million).

In December 2012, Beijing Ronghe Zhihui withdrew RMB10 million (US$2 million) of the capital previously injected to Shouchuang Caifu Ninetowns. As such, Beijing Ronghe Zhihui, who is expected to contribute a total of RMB80 million (US$13 million), has contributed RMB65 million (US$11 million) for a 68.42% equity interest in Shouchuang Caifu Ninetowns as of December 31, 2012.

As of December 31, 2011, Beijing Ninetowns Investment, the Company’s wholly-owned subsidiary, had contributed RMB5.94 million of a total commitment of RMB29.7 million for a 29.7% interest in Shouchuang Caifu Gengyin.

In October 2012, Beijing Ninetowns Investment contributed an additional RMB13.96 million (US$2 million) to Shouchuang Caifu Gengyin and increased the total commitment from RMB29.7 million to RMB49.5 million (US$8 million). In December 2012, upon the withdrawal from the partnership of one of the limited partners, Beijing Ninetowns Investment’s interest in Shouchuang Caifu Gengyin increased to 49.5%.

As of December 31, 2013, the Company had a 68.42% direct interest in Shouchuang Caifu Ninetowns and a 10.64% indirect interest in Shouchuang Caifu Ninetowns. As a limited partner, the Company is using the equity method of accounting to account for its investment in Shouchuang Caifu Ninetowns.

On December 21, 2011, Shouchuang Caifu Ninetowns acquired 99% of the equity interests of Binzhou Ruichen Real Estate Development Co., Ltd. (“Binzhou Ruichen”), a limited liability company established in Binzhou, Shandong Province, China. As of December 31, 2012 and 2013, Binzhou Ruichen owns the land use rights for a plot of undeveloped land permitted for residential use and located in Binzhou. The residential land use rights will expire in 70 years.

On December 30, 2013, Shouchuang Caifu Ninetowns, Lei Yu, GuoMin Liu, Binzhou Ruichen and Beijing Ronghe Zhihui entered an agreement to allow Lei Yu to purchase back 100% interest in Binzhou Ruichen, the project company, from Shoudchuang Caifu Ninetowns with the consideration of approximately RMB 152 million (US$25 million) on or before April 5, 2014. Upon receipt of RMB100 million from Lei Yu, Beijing Ronghe Zhihui agreed to offer a two-year loan, of which is limited to RMB50 million, to Binzhou Ruichen.

As of May 15, 2014, Binzhou Ruichn has paid RMB65 million (US$11 million) to Shouchuang Caifu Ninetowns.

Shouchuang Huaxia Ninetowns Real Estate:

On June 15, 2012, Beijing Ninetowns Investment acquired a 35% equity interest in Beijing Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd., or Shouchuang Huaxia Ninetowns Real Estate, for RMB3.5 million of which RMB0.7 million was paid as of December 31, 2013. An additional contribution of RMB2.8 million is expected to be paid on June 13, 2014.

Beijing Juxin Fugao Investment Management:

On July 16, 2012, Beijing Ninetowns Investment acquired a 22% equity interest in Beijing Juxin Fugao Investment Management Center Limited Partnership, or Beijing Juxin Fugao, for RMB0.132 million.